Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Earnings (Loss) Per Share [Abstract]
Net income (loss)	$ 4,140	$ (25,149)	$ (17,568)
Weighted average ordinary shares outstanding – basic	6,232,226	5,849,013	5,848,737
Weighted average ordinary shares outstanding – diluted	6,232,226	5,849,013	5,848,737
Earnings (loss) per ordinary share – basic	$ 0.66	$ (4.3)	$ (3)
Earnings (loss) per ordinary share – diluted	$ 0.66	$ (4.3)	$ (3)